Interim Consolidated Statement of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Profit (loss) from continuing operations	€ (2,742)	€ 1,301
Adjustments for depreciation and amortisation expense	2,605	2,741
Increase (decrease) in working capital	(5,394)	722
Dividends received, classified as operating activities	73	66
Adjustments for provisions	(1,936)	(1,251)
Adjustments for deferred tax expense	653	185
Other inflows (outflows) of cash, classified as operating activities	709	295
Cash flows from (used in) operating activities, discontinued operations	0	(308)
Cash flows from (used in) operating activities	(6,032)	3,751
Cash flows used in investing activities:
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(3,992)	(3,330)
Net change in receivables from financing activities	718	276
Change in Securities, Classified as Investing Activities	319	(114)
Other inflows (outflows) of cash, classified as investing activities	68	52
Cash flows from (used in) investing activities, discontinued operations	0	(155)
Cash flows used in investing activities	(2,887)	2,077
Cash flows used in financing activities:
Repayment of notes	(1,376)	0
Issuance of other long-term debt	10,083	176
Repayments of non-current borrowings	594	555
Cash flows from (used in) increase (decrease) in current borrowings	(65)	(576)
Dividends paid, classified as financing activities	0	(3,056)
Cash flows from (used in) financing activities, discontinued operations	0	325
Cash flows used in financing activities	8,048	(3,686)
Translation exchange differences	(233)	95
Total change in cash and cash equivalents	(1,104)	2,237
Cash and cash equivalents at start of period	15,014	12,450
Cash and cash equivalents classified as part of disposal group held for sale	17	719
Total change in cash and cash equivalents	(1,104)	2,237
Cash and cash equivalents classified as part of disposal group held for sale	13	0
Cash and cash equivalents at end of period	13,914	15,406
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	€ 0	€ 5,348